Document and Entity Information	12 Months Ended
Mar. 22, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	SATURNA INVESTMENT TRUST
Central Index Key	0000811860
Amendment Flag	false
Document Creation Date	Mar 22, 2013
Document Effective Date	Mar 22, 2013
Prospectus Date	Mar 22, 2013

SEXTANT GROWTH FUND
Sextant Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SEXTANT GROWTH FUND Sextant Growth Fund
Management Fees (vary with performance)	0.61%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.10%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SEXTANT GROWTH FUND Sextant Growth Fund	112	350	606	1,340

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
The Growth Fund seeks capital growth by investing in common stocks of U.S. companies. The Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size.
Principal Risks of Investing
The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The Fund may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.
Performance
The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return

Best Quarter	Q4 2004	15.4%
Worst Quarter	Q4 2008	-20.4%

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns SEXTANT GROWTH FUND	1 Year	5 Years	10 Years
Sextant Growth Fund	14.09%	0.86%	8.02%
Sextant Growth Fund Return after taxes on distributions	14.02%	0.81%	7.92%
Sextant Growth Fund Return after taxes on distributions and sale of Fund shares	11.98%	0.73%	7.08%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 22, 2013
SEXTANT GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Growth Fund seeks capital growth by investing in common stocks of U.S. companies. The Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

		The Fund may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q4 2004	15.4%
Worst Quarter	Q4 2008	-20.4%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
SEXTANT GROWTH FUND | Sextant Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (vary with performance)	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	1,340
2003	rr_AnnualReturn2003	26.16%
2004	rr_AnnualReturn2004	16.44%
2005	rr_AnnualReturn2005	18.63%
2006	rr_AnnualReturn2006	8.17%
2007	rr_AnnualReturn2007	9.91%
2008	rr_AnnualReturn2008	(31.93%)
2009	rr_AnnualReturn2009	22.38%
2010	rr_AnnualReturn2010	11.84%
2011	rr_AnnualReturn2011	(1.81%)
2012	rr_AnnualReturn2012	14.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.40%)
1 Year	rr_AverageAnnualReturnYear01	14.09%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	8.02%
SEXTANT GROWTH FUND | Return after taxes on distributions | Sextant Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.02%
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	7.92%
SEXTANT GROWTH FUND | Return after taxes on distributions and sale of Fund shares | Sextant Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Years	rr_AverageAnnualReturnYear05	0.73%
10 Years	rr_AverageAnnualReturnYear10	7.08%
SEXTANT GROWTH FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.09%

Sextant International Fund
Sextant International Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sextant International Fund
Management Fees (vary with performance)	0.72%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.10%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sextant International Fund	112	350	606	1,340

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
The International Fund diversifies its investments among many countries, favoring those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its assets in companies with their headquarters and major assets and earnings outside the U.S. The Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. There is no restriction on the size of companies in which the Fund invests, but it favors larger and more established firms.
Principal Risks of Investing
The value of International Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

Foreign investing involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments.
Performance
The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return

Best Quarter	Q4 2003	20.3%
Worst Quarter	Q3 2011	-14.2%

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Sextant International Fund	8.12%	(0.15%)	11.23%
Sextant International Fund Return after taxes on distributions	7.96%	(0.25%)	11.08%
Sextant International Fund Return after taxes on distributions and sale of Fund shares	6.89%	(0.14%)	10.03%
Sextant International Fund NYSE Arca International Market Index (reflects no deduction for fees, expenses or taxes)	16.56%	(2.78%)	8.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 22, 2013
Sextant International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The International Fund diversifies its investments among many countries, favoring those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its assets in companies with their headquarters and major assets and earnings outside the U.S. The Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. There is no restriction on the size of companies in which the Fund invests, but it favors larger and more established firms.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of International Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

		Foreign investing involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q4 2003	20.3%
Worst Quarter	Q3 2011	-14.2%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant International Fund | Sextant International Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (vary with performance)	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	1,340
2003	rr_AnnualReturn2003	49.54%
2004	rr_AnnualReturn2004	17.40%
2005	rr_AnnualReturn2005	16.75%
2006	rr_AnnualReturn2006	22.02%
2007	rr_AnnualReturn2007	16.76%
2008	rr_AnnualReturn2008	(27.02%)
2009	rr_AnnualReturn2009	23.49%
2010	rr_AnnualReturn2010	11.64%
2011	rr_AnnualReturn2011	(8.76%)
2012	rr_AnnualReturn2012	8.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.20%)
1 Year	rr_AverageAnnualReturnYear01	8.12%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	11.23%
Sextant International Fund | Return after taxes on distributions | Sextant International Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.96%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	11.08%
Sextant International Fund | Return after taxes on distributions and sale of Fund shares | Sextant International Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.89%
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	10.03%
Sextant International Fund | NYSE Arca International Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.56%
5 Years	rr_AverageAnnualReturnYear05	(2.78%)
10 Years	rr_AverageAnnualReturnYear10	8.79%

Sextant Core Fund
Sextant Core Fund
Investment Objective
Long-term appreciation and capital preservation.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sextant Core Fund
Management Fees (vary with performance)	0.57%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.32%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sextant Core Fund	134	418	723	1,590

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of U.S. companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. The Fund follows a value investment style, favoring income-producing securities of more seasoned companies.
Principal Risks of Investing
The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks through a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long-term bonds, and money market instruments. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.
Performance
The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return

[1]	For the period 3/30/2007 (the Fund's inception) through 12/31/2007, and not annualized.

Best Quarter	Q2 2009	9.8%
Worst Quarter	Q4 2008	-9.2%

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	Life of Fund	Inception Date
Sextant Core Fund	5.80%	2.19%	3.19%	Mar 30, 2007
Sextant Core Fund Return after taxes on distributions	5.48%	1.81%	2.77%	Mar 30, 2007
Sextant Core Fund Return after taxes on distributions and sale of Fund shares	4.79%	1.66%	2.49%	Mar 30, 2007
Sextant Core Fund Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	11.26%	3.44%	3.96%	Mar 30, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 22, 2013
Sextant Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term appreciation and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of U.S. companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. The Fund follows a value investment style, favoring income-producing securities of more seasoned companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks through a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long-term bonds, and money market instruments. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

		Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2 2009	9.8%
Worst Quarter	Q4 2008	-9.2%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant Core Fund | Sextant Core Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (vary with performance)	rr_ManagementFeesOverAssets	0.57%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	418
5 years	rr_ExpenseExampleYear05	723
10 years	rr_ExpenseExampleYear10	1,590
2007	rr_AnnualReturn2007	7.51% [1]
2008	rr_AnnualReturn2008	(20.78%)
2009	rr_AnnualReturn2009	19.60%
2010	rr_AnnualReturn2010	8.61%
2011	rr_AnnualReturn2011	2.37%
2012	rr_AnnualReturn2012	5.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.20%)
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	2.19%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
Sextant Core Fund | Return after taxes on distributions | Sextant Core Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	1.81%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
Sextant Core Fund | Return after taxes on distributions and sale of Fund shares | Sextant Core Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
Sextant Core Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	3.44%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007

[1]	For the period 3/30/2007 (the Fund's inception) through 12/31/2007, and not annualized.

Sextant Short-Term Bond Fund
Sextant Short-Term Bond Fund
Investment Objective
Capital preservation and current income.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sextant Short-Term Bond Fund
Management Fees (vary with performance)		0.54%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.26%
Fee Waiver and Expense Reimbursement		0.51%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1]	0.75%
[1]	The adviser has committed through March 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sextant Short-Term Bond Fund	128	400	692	1,523

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds. Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of assets in bonds rated within the three highest grades (Aaa, Aa or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (Baa).
Principal Risks of Investing
The value of Short-Term Bond Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The risks inherent in the Short-Term Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities, such as those held by the Short-Term Bond Fund. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Performance
The following bar chart and table provide an indication of the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return

Best Quarter	Q2 2009	2.8%
Worst Quarter	Q2 2004	-1.1%

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Sextant Short-Term Bond Fund	0.86%	2.89%	2.97%
Sextant Short-Term Bond Fund Return after taxes on distributions	0.35%	1.99%	1.87%
Sextant Short-Term Bond Fund Return after taxes on distributions and sale of Fund shares	0.44%	1.93%	1.71%
Sextant Short-Term Bond Fund Citigroup Government/Corporate 1-3 Index (reflects no deduction for fees, expenses or taxes)	1.21%	2.86%	3.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 22, 2013
Sextant Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital preservation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds. Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of assets in bonds rated within the three highest grades (Aaa, Aa or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (Baa).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Short-Term Bond Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

		The risks inherent in the Short-Term Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities, such as those held by the Short-Term Bond Fund. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2 2009	2.8%
Worst Quarter	Q2 2004	-1.1%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant Short-Term Bond Fund | Sextant Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (vary with performance)	rr_ManagementFeesOverAssets	0.54%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.75% [1]
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	400
5 years	rr_ExpenseExampleYear05	692
10 years	rr_ExpenseExampleYear10	1,523
2003	rr_AnnualReturn2003	3.51%
2004	rr_AnnualReturn2004	0.96%
2005	rr_AnnualReturn2005	1.27%
2006	rr_AnnualReturn2006	3.86%
2007	rr_AnnualReturn2007	5.79%
2008	rr_AnnualReturn2008	1.88%
2009	rr_AnnualReturn2009	6.43%
2010	rr_AnnualReturn2010	3.40%
2011	rr_AnnualReturn2011	1.95%
2012	rr_AnnualReturn2012	0.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Sextant Short-Term Bond Fund | Return after taxes on distributions | Sextant Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	1.87%
Sextant Short-Term Bond Fund | Return after taxes on distributions and sale of Fund shares | Sextant Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Sextant Short-Term Bond Fund | Citigroup Government/Corporate 1-3 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	3.13%

[1]	The adviser has committed through March 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Sextant Bond Income Fund
Sextant Bond Income Fund
Investment Objective
Current income.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sextant Bond Income Fund
Management Fees (vary with performance)		0.72%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		1.36%
Fee Waiver and Expense Reimbursement		0.46%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1]	0.90%
[1]	The adviser has committed through March 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sextant Bond Income Fund	138	431	745	1,635

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Bond Income Fund invests at least 80% of its assets in bonds. Under normal circumstances, the Fund maintains a dollar-weighted average maturity of ten years or more. The Fund invests at least 65% of assets in bonds rated within the three highest grades (Aaa, Aa or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (Baa).
Principal Risks of Investing
The value of Bond Income Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The risks inherent in the Bond Income Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Bond Income Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Performance
The following bar chart and table provide an indication of the risks of investing in the Bond Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return

Best Quarter	Q3 2009	5.4%
Worst Quarter	Q2 2004	-3.6%

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Sextant Bond Income Fund	6.25%	6.07%	4.81%
Sextant Bond Income Fund Return after taxes on distributions	5.05%	4.61%	3.27%
Sextant Bond Income Fund Return after taxes on distributions and sale of Fund shares	4.60%	4.18%	2.87%
Sextant Bond Income Fund Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes)	4.23%	6.08%	5.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 22, 2013
Sextant Bond Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Bond Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Bond Income Fund invests at least 80% of its assets in bonds. Under normal circumstances, the Fund maintains a dollar-weighted average maturity of ten years or more. The Fund invests at least 65% of assets in bonds rated within the three highest grades (Aaa, Aa or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (Baa).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Bond Income Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

		The risks inherent in the Bond Income Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Bond Income Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Bond Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Bond Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q3 2009	5.4%
Worst Quarter	Q2 2004	-3.6%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant Bond Income Fund | Sextant Bond Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (vary with performance)	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90% [1]
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	745
10 years	rr_ExpenseExampleYear10	1,635
2003	rr_AnnualReturn2003	3.78%
2004	rr_AnnualReturn2004	4.51%
2005	rr_AnnualReturn2005	1.07%
2006	rr_AnnualReturn2006	3.04%
2007	rr_AnnualReturn2007	5.42%
2008	rr_AnnualReturn2008	(0.77%)
2009	rr_AnnualReturn2009	9.52%
2010	rr_AnnualReturn2010	5.85%
2011	rr_AnnualReturn2011	9.87%
2012	rr_AnnualReturn2012	6.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.60%)
1 Year	rr_AverageAnnualReturnYear01	6.25%
5 Years	rr_AverageAnnualReturnYear05	6.07%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Sextant Bond Income Fund | Return after taxes on distributions | Sextant Bond Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Sextant Bond Income Fund | Return after taxes on distributions and sale of Fund shares | Sextant Bond Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.60%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Sextant Bond Income Fund | Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	6.08%
10 Years	rr_AverageAnnualReturnYear10	5.31%

[1]	The adviser has committed through March 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Sextant Global High Income Fund
Sextant Global High Income Fund
Investment Objective
High income,
with a secondary objective of capital preservation.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sextant Global High Income Fund
Management Fees (vary with performance)		0.60%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.37%
Total Annual Fund Operating Expenses		1.22%
Fee Waiver and Expense Reimbursement		0.32%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1]	0.90%
[1]	The adviser has committed through March 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Sextant Global High Income Fund	124	387

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Global High Income Fund began operations on March 30, 2012. Since inception, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The Global High Income Fund invests in a globally diversified portfolio of income-producing debt and equity securities. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk-adjusted total return consistent with its investment objective. The Fund normally includes securities from at least three countries outside the U.S.

Under normal circumstances, the Fund invests its assets as follows:
  No more than 50% in common stocks
  No more than 50% in securities of U.S. issuers
  No more than 50% in bonds rated A3 or higher
  No more than 33% in securities of emerging market issuers
  No hedges, credit default swaps, or other transactions involving leverage or borrowings

Principal Risks of Investing
The value of Global High Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, currencies, industries and companies in which the Fund invests.

Investment in the Fund entails the risks of both equity and debt securities, although it seeks to mitigate these risks through a widely diversified portfolio that includes foreign and domestic stocks and bonds. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.

Issuers of high yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest, principal, and dividend payments as expected. Investments in high yield securities can be speculative in nature. High yield bonds may have low or no ratings, and may be considered "junk bonds." The prices of high yield securities generally fluctuate more than those of higher quality. High yield securities are generally more illiquid (harder to sell) and harder to value.
Performance
The Global High Income Fund has not been in operation for a full calendar year. The Total Returns listed are for the period from March 30, 2012 through December 31, 2012. Nonetheless, the chart can provide some indication of the risks of investing in the Fund by showing how the Fund's performance compares with that of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return

[1]	For the period 3/30/2012 (the Fund's inception) through 12/31/2012, and not annualized.

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns	Life of Fund	Inception Date
Sextant Global High Income Fund	2.49%	Mar 30, 2012
Sextant Global High Income Fund Return after taxes on distributions	2.69%	Mar 30, 2012
Sextant Global High Income Fund Return after taxes on distributions and sale of Fund shares	2.34%	Mar 30, 2012
Sextant Global High Income Fund S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)	4.66%	Mar 30, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 22, 2013
Sextant Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Global High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Global High Income Fund began operations on March 30, 2012. Since inception, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Global High Income Fund invests in a globally diversified portfolio of income-producing debt and equity securities. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk-adjusted total return consistent with its investment objective. The Fund normally includes securities from at least three countries outside the U.S.

Under normal circumstances, the Fund invests its assets as follows:
  No more than 50% in common stocks
  No more than 50% in securities of U.S. issuers
  No more than 50% in bonds rated A3 or higher
  No more than 33% in securities of emerging market issuers
  No hedges, credit default swaps, or other transactions involving leverage or borrowings

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Global High Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, currencies, industries and companies in which the Fund invests.

Investment in the Fund entails the risks of both equity and debt securities, although it seeks to mitigate these risks through a widely diversified portfolio that includes foreign and domestic stocks and bonds. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.

Issuers of high yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest, principal, and dividend payments as expected. Investments in high yield securities can be speculative in nature. High yield bonds may have low or no ratings, and may be considered "junk bonds." The prices of high yield securities generally fluctuate more than those of higher quality. High yield securities are generally more illiquid (harder to sell) and harder to value.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Global High Income Fund has not been in operation for a full calendar year. The Total Returns listed are for the period from March 30, 2012 through December 31, 2012. Nonetheless, the chart can provide some indication of the risks of investing in the Fund by showing how the Fund's performance compares with that of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Nonetheless, the chart can provide some indication of the risks of investing in the Fund by showing how the Fund's performance compares with that of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Global High Income Fund has not been in operation for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant Global High Income Fund | Sextant Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (vary with performance)	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	387
2012	rr_AnnualReturn2012	2.49%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2012
Sextant Global High Income Fund | Return after taxes on distributions | Sextant Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2012
Sextant Global High Income Fund | Return after taxes on distributions and sale of Fund shares | Sextant Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2012
Sextant Global High Income Fund | S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2012

[1]	The adviser has committed through March 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.
[2]	For the period 3/30/2012 (the Fund's inception) through 12/31/2012, and not annualized.

Idaho Tax-Exempt Fund
Idaho Tax-Exempt Fund
Investment Objective
Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum and Idaho state income taxes.
Preservation of capital is a secondary objective.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Idaho Tax-Exempt Fund
Management Fee	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.62%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Idaho Tax-Exempt Fund	63	199	346	774

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
Idaho Tax-Exempt Fund invests in debt securities issued by the State of Idaho and its political subdivisions. These municipal bonds, notes and commercial paper may be in various forms, including general obligation bonds, revenue bonds, mortgage bonds, certificates of participation, local improvement district bonds, and refunding bonds.

The Fund buys investment grade bonds, meaning those rated "Baa" or higher by a national bond rating agency (e.g., Moody's Investor's Services), or, if unrated, of equivalent quality in the opinion of the adviser, considered at the time of purchase. At least 40% of bonds that the Fund buys must be rated "A" or higher or, if unrated, of equivalent quality, on a similar basis. Factors used in bond evaluations include such information as the bond district's financial position, population size, employment trends, economic activity and diversification. The portfolio's dollar-weighted average effective maturity is expected to range between 6 and 15 years. In accordance with the fundamental investment policies of the Fund, under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.
Principal Risks of Investing
The value of Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and municipalities in which the Fund invests.

Idaho Tax-Exempt Fund risks depend primarily on the terms and quality of the obligations in the Fund's portfolio, as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund's income, ability to preserve capital, and liquidity would all be adversely affected.

Fund investments are susceptible to factors adversely affecting Idaho, such as political, economic, and financial trends unique to this state. Industries important to Idaho's economy include services, government, construction, food and agricultural production, and electronics. Investing only in Idaho bonds means that the Fund's investments are more concentrated than other mutual funds, and relatively few bond price changes may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

The Fund is vulnerable to income tax rate changes, either at the Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation.
Performance
The following bar chart and table provide an indication of the risks of investing in the Idaho Tax-Exempt Fund by showing performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.idahotaxexemptfund.com.
Annual Total Return

Best Quarter	Q1 2009	4.8%
Worst Quarter	Q3 2008	-4.0%

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Idaho Tax-Exempt Fund	3.90%	4.47%	3.81%
Idaho Tax-Exempt Fund Return after taxes on distributions	3.86%	4.46%	3.79%
Idaho Tax-Exempt Fund Return after taxes on distributions and sale of Fund shares	3.82%	4.21%	3.30%
Idaho Tax-Exempt Fund S&P Idaho Municipal Index (reflects no deduction for fees, expenses or taxes)	8.10%	6.21%	5.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 22, 2013
Idaho Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Idaho Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum and Idaho state income taxes.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Preservation of capital is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Idaho Tax-Exempt Fund invests in debt securities issued by the State of Idaho and its political subdivisions. These municipal bonds, notes and commercial paper may be in various forms, including general obligation bonds, revenue bonds, mortgage bonds, certificates of participation, local improvement district bonds, and refunding bonds.

		The Fund buys investment grade bonds, meaning those rated "Baa" or higher by a national bond rating agency (e.g., Moody's Investor's Services), or, if unrated, of equivalent quality in the opinion of the adviser, considered at the time of purchase. At least 40% of bonds that the Fund buys must be rated "A" or higher or, if unrated, of equivalent quality, on a similar basis. Factors used in bond evaluations include such information as the bond district's financial position, population size, employment trends, economic activity and diversification. The portfolio's dollar-weighted average effective maturity is expected to range between 6 and 15 years. In accordance with the fundamental investment policies of the Fund, under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and municipalities in which the Fund invests.

Idaho Tax-Exempt Fund risks depend primarily on the terms and quality of the obligations in the Fund's portfolio, as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund's income, ability to preserve capital, and liquidity would all be adversely affected.

Fund investments are susceptible to factors adversely affecting Idaho, such as political, economic, and financial trends unique to this state. Industries important to Idaho's economy include services, government, construction, food and agricultural production, and electronics. Investing only in Idaho bonds means that the Fund's investments are more concentrated than other mutual funds, and relatively few bond price changes may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

		The Fund is vulnerable to income tax rate changes, either at the Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Idaho Tax-Exempt Fund by showing performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.idahotaxexemptfund.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Idaho Tax-Exempt Fund by showing performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.idahotaxexemptfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q1 2009	4.8%
Worst Quarter	Q3 2008	-4.0%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Idaho Tax-Exempt Fund | Idaho Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
2003	rr_AnnualReturn2003	4.03%
2004	rr_AnnualReturn2004	2.44%
2005	rr_AnnualReturn2005	1.61%
2006	rr_AnnualReturn2006	3.87%
2007	rr_AnnualReturn2007	3.81%
2008	rr_AnnualReturn2008	(1.01%)
2009	rr_AnnualReturn2009	10.03%
2010	rr_AnnualReturn2010	1.86%
2011	rr_AnnualReturn2011	7.97%
2012	rr_AnnualReturn2012	3.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	3.81%
Idaho Tax-Exempt Fund | Return after taxes on distributions | Idaho Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.86%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Idaho Tax-Exempt Fund | Return after taxes on distributions and sale of Fund shares | Idaho Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	3.30%
Idaho Tax-Exempt Fund | S&P Idaho Municipal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	5.73%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 22, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 22, 2013